Securities purchased (sold) under resale (repurchase) agreements (Tables)	12 Months Ended
Dec. 31, 2023
Securities purchased sold under resale repurchase agreements [Abstract]
Summary of securities purchased under agreements to resell	Securities purchased under resale agreements

	2023	2022

Collateral held	3,891,759	834,975
National Treasury Notes (NTNs) (i)	2,013,366	645,188
National Treasury Bills (LTNs) (i)	820,487	—
Financial Treasury Bills (LFTs) (i)	799,417	—
Debentures (ii)	89,234	84,065
Real Estate Receivable Certificates (CRIs) (ii)	80,565	82,633
Other	88,690	23,089

Collateral repledge	11,000,022	6,771,526
National Treasury Bills (LTNs) (i)	2,416,143	227,713
Financial Treasury Bills (LFTs) (i)	900,245	—
National Treasury Notes (NTNs) (i)	116,583	2,842,159
Debentures (ii)	4,258,213	929,346
Real Estate Receivable Certificates (CRIs) (ii)	2,436,462	2,019,639
Agribusiness Receivables Certificates (CRAs) (ii)	459,896	101,091
Agribusiness Credit Bill (LCAs) (ii)	—	171,730
Interbank Deposits Certificates (CDIs) (ii)	304,572	—
Other	107,908	479,848

Expected Credit Loss (iii)	(2,803)	(2,681)

Total	14,888,978	7,603,820

(i)    Investments in purchase and sale commitments collateral-backed by sovereign debt securities refer to transactions involving the purchase of sovereign debt securities with a commitment to sale originated mainly in the subsidiaries XP CCTVM, Banco XP and in exclusive funds.
(ii)    Refers to corporate debt assets, which are low-risk investments collateral-backed.
(iii)    The reconciliation of gross carrying amount and the expected credit loss segregated by stages are presented in the Note 14.

Summary of securities sold under repurchase agreements	Securities sold under repurchase agreements

	2023	2022

National Treasury Bills (LTNs)	3,274,568	8,569,145
National Treasury Notes (NTNs)	8,456,861	12,347,218
Financial Treasury Bills (LFTs)	1,867,365	533,509
Debentures	8,776,735	1,831,846
Real Estate Receivable Certificates (CRIs)	9,201,853	6,471,410
Financial credit bills (LFs)	954,447	1,111,890
Agribusiness Receivables Certificates (CRAs)	808,682	925,073
Total	33,340,511	31,790,091